Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities
(Loss)/profit for the year	€ (1,458)	€ (927)	€ 2,468
Adjustments, total	3,583	2,407	(261)
Change in net working capital	597	(2,207)	(1,377)
Cash from/(used in) operations	2,722	(727)	830
Interest received	53	85	62
Interest paid	(409)	(309)	(99)
Income taxes paid, net	(555)	(503)	(290)
Net cash from/(used in) operating activities	1,811	(1,454)	503
Cash flow from investing activities
Acquisition of businesses, net of acquired cash	(394)		(98)
Net cash flows provided in acquisition		5,819
Purchase of current available-for-sale investments, liquid assets	(2,729)	(4,131)	(3,133)
Purchase of investments at fair value through profit and loss, liquid assets			(311)
Purchase of non-current available-for-sale investments	(104)	(73)	(88)
Purchase of shares in associated companies	(10)
(Payment of)/proceeds from other long-term loans receivable	(2)	11	(2)
Proceeds from/(payment of) short-term loans receivable	2	19	(17)
Purchases of property, plant and equipment, and intangible assets	(601)	(477)	(314)
Proceeds from disposal of businesses, net of disposed cash		6	2,586
Payments for disposal of businesses	(16)
Proceeds from disposal of shares in associated companies		10
Proceeds from maturities and sale of current available-for-sale investments, liquid assets	3,265	5,121	3,074
Proceeds from maturities and sale of investments at fair value through profit and loss, liquid assets	324	368	48
Proceeds from sale of non-current available-for-sale investments	207	134	149
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	67	28
Dividends received	1	1	2
Net cash from investing activities	10	6,836	1,896
Cash flow from financing activities
Proceeds from stock option exercises	1	6	4
Purchase of treasury shares	(785)	(216)	(173)
Purchase of equity instruments of subsidiaries	(38)	(724)	(52)
Proceeds from long-term borrowings	2,129	225	232
Repayment of long-term borrowings	(2,044)	(2,599)	(24)
Repayment of short-term borrowings	(42)	(100)	(55)
Dividends paid and other contributions to shareholders	(970)	(1,515)	(512)
Net cash used in financing activities	(1,749)	(4,923)	(580)
Translation differences	(200)	43	6
Net (decrease)/ increase in cash and cash equivalents	(128)	502	1,825
Cash and cash equivalents as of January 1	7,497	6,995	5,170
Cash and cash equivalents as of December 31	€ 7,369	€ 7,497	€ 6,995